Provisions - Summary Of Details Of Provisions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions		₩ 611,428		₩ 806,031
Asset retirement obligation
Disclosure of other provisions [line items]
Provisions		97,772		95,179
Provision for guarantees
Disclosure of other provisions [line items]
Provisions		71,470	[1]	80,703	[1]	₩ 76,508	₩ 74,866
Provision for financial guarantee contract		48,785		50,125
Provisions for unused loan commitments
Disclosure of other provisions [line items]
Provisions		137,562		135,335		₩ 106,033	₩ 112,296
Other provisions
Disclosure of other provisions [line items]
Provisions	[2]	₩ 304,624		₩ 494,814

[1]	Provisions for guarantees includes provision for financial guarantee of 50,125 million Won and 48,785 million Won as of December 31, 2023 and 2024, respectively.
[2]	Other provisions consist of provision for litigation, loss compensation and others.